SHAREHOLDERS' EQUITY (DEFICIENCY) (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY (DEFICIENCY) (Abstract)
Schedule of composition of convertible preferred share capital and ordinary shares capital
	Authorized		Issued and outstanding
	December 31,		December 31,
	2013	2014	2013	2014
	Number of shares
Preferred shares of NIS 0.01 par value:
Series A preferred shares	11,000	—	10,677	—
Series B preferred shares	100,000	—	63,880	—
Series C-1 preferred shares	200,000	—	67,486	—
Series C-2 preferred shares	40,000	—	19,675	—
Series D-1 preferred shares	100,000	—	84,008	—
Series D-2 preferred shares	69,387	—	69,387	—
Series D-3 preferred shares	10,323	—	10,323	—
Series D-4 preferred shares	1,967	—	1,967	—
Series E preferred shares	—	—	—	—

Total preferred shares	532,677	—	327,403	—

Ordinary shares of NIS 0.01 par value:
Ordinary shares		250,000,000		11,978,554
Ordinary A shares	168,613,056	—	180,000	—
Ordinary B non-voting shares	1,800,000	—	5,688	—

Total ordinary shares	170,413,056	250,000,000	185,688	11,978,554

Summary of employee share option and RSU activity
A summary of employee share option and RSU activity during the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31, 2012
	Number	Average exercise price	Average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	106,866	$0.46	8.10	$155
Options granted	421,830	$1.32
Exercised	—
Forfeited	(9,000)	$1.32

Options outstanding at the end of the year	519,696	$1.14	8.91	$1,287

Vested and expected to vest	425,070	$1.10	8.81	$1,068

Options exercisable at the end of the year	97,938	$0.56	7.27	$299

	Year ended December 31, 2013
	Number	Average exercise price	Average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	519,696	$1.14	8.91	$1,287
Options granted	484,758	$1.47
Exercised	—
Forfeited	—

Options outstanding at the end of the year	1,004,454	$1.30	8.87	$4,527

Vested and expected to vest	905,778	$1.30	8.91	$4,086

Options exercisable at the end of the year	236,664	$0.93	7.35	$1,153

	Year ended December 31, 2014
	Number	Average exercise price	Average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	1,004,454	$1.30	8.87	$4,527
Options granted	270,561	$14.15
RSUs granted	78,351	$-
Exercised	(2,088)	$0.91
Forfeited	(432)	$1.32

Options/RSUs outstanding at the end of the year	1,350,846	$3.80	8.37	$20,373

Vested and expected to vest	1,252,040	$3.95	8.43	$18,696

Options/RSUs exercisable at the end of the year	427,826	$1.14	7.19	$7,589

Schedule of options and RSUs outstanding which have been separated into ranges of exercise price
The options outstanding as of December 31, 2012 have been separated into ranges of exercise price as follows:

Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2012	Weighted average remaining contractual life (years)
—	43,182	5.97	36,306	5.78
$0.28	4,356	5.43	4,356	5.43
$0.82	59,328	8.04	43,236	8.04
$1.32	412,830	9.37	14,040	9.36

	519,696	8.91	97,938	7.27

The options outstanding as of December 31, 2013 have been separated into ranges of exercise price as follows:

Range of exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2013	Weighted average remaining contractual life (years)
—	43,182	4.97	43,182	4.97
$0.28	4,356	4.43	4,356	4.43
$0.82	59,328	7.04	58,086	7.04
$1.32	463,500	8.47	131,040	8.38
$1.48	434,088	9.99	—	—

	1,004,454	8.87	236,664	7.35

The options and RSUs outstanding as of December 31, 2014 have been separated into ranges of exercise price as follows:

Range of exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual life (years) (1)	Options exercisable as of December 31, 2014	Weighted average remaining contractual life (years) (1)
—(including options and RSUs)	121,533	3.97	43,182	3.97
$0.28	4,356	3.43	4,356	3.43
$0.82	57,597	6.04	57,597	6.04
$1.32	462,705	7.47	234,096	7.45
$1.48	526,957	9.04	88,595	9.00
$20.77	177,699	9.96	—	—

	1,350,846	8.27	427,826	7.19

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

Schedule of outstanding options granted to non-employees
The Company's outstanding options granted to non-employees as of December 31, 2013 were as follows:

Issuance date	Options for shares of ordinary share	Exercise price per share	Options exercisable	Exercisable through
	(number)		(number)
March 12, 2007	16,344	$—	16,344	March 12, 2017
May 10, 2012	4,500	$1.32	1,872	May 10, 2022

	20,844		18,216

The Company's outstanding options granted to non-employees as of December 31, 2014 were as follows:

Issuance date	Options for shares of ordinary share	Exercise price per share	Options exercisable	Exercisable through
	(number)		(number)
March 12, 2007	16,344	$—	16,344	March 12, 2017
May 10, 2012	4,500	$1.32	3,006	May 10, 2022

	20,844		18,774

Schedule of non-cash share-based compensation expense
The Company recognized non-cash share-based compensation expense in the consolidated statements of operations as follows:

	Year ended December 31
	2012	2013	2014
Cost of revenues	$4	$5	$33
Research and development, net	25	73	4,364
Sales and marketing, net	14	42	275
General and administrative	70	95	507

Total	$113	$215	$5,179